Ordinary share (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Shares outstanding	3,260,559	2,229,609
Less: shares under treasury stock	(167,700)	(167,700)
Total	3,092,859	2,061,909